Note 19 Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation at Spanish corporation tax rate 30 percent [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 2,519	€ 1,073	€ 1,920
Effective tax percentage on reconciliation
Lower effective tax rate from foreign entities [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[1]	€ (332)	€ (181)	€ (381)
Effective tax percentage on reconciliation	[1]
Lower effective tax rate from foreign entities [Member] | MEXICO
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ (109)	€ (32)	€ (112)
Effective tax percentage on reconciliation		27.00%	29.00%	27.00%
Lower effective tax rate from foreign entities [Member] | CHILE
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ (5)	€ (2)	€ (2)
Effective tax percentage on reconciliation		22.00%	23.00%	27.00%
Lower effective tax rate from foreign entities [Member] | COLOMBIA
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 0	€ 3	€ 6
Effective tax percentage on reconciliation		30.00%	31.00%	32.00%
Lower effective tax rate from foreign entities [Member] | PERU
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 5	€ (7)	€ (12)
Effective tax percentage on reconciliation		31.00%	28.00%	28.00%
Lower effective tax rate from foreign entities [Member] | TURKEY
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ (125)	€ (73)	€ (86)
Effective tax percentage on reconciliation		23.00%	25.00%	23.00%
Lower effective tax rate from foreign entities [Member] | UNITED STATES
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ (62)	€ (75)	€ (97)
Effective tax percentage on reconciliation		19.00%	16.00%	17.00%
Lower effective tax rate from foreign entities [Member] | Other Countries [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ (36)	€ 5	€ (78)
Effective tax percentage on reconciliation
Revenues with lower tax rate dividends capital gains [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ (30)	€ (49)	€ (49)
Effective tax percentage on reconciliation
Equity accounted earnings [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 0	€ 12	€ 18
Effective tax percentage on reconciliation
USA Sale effect [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 544		€ 0
Effective tax percentage on reconciliation
Other effects Reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[2]	€ 80	€ 661	€ 545
Effective tax percentage on reconciliation	[2]
Reconciliation profit or loss before tax [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 8,399	€ 3,576	€ 6,398
Effective tax percentage on reconciliation
Reconciliation profit or loss before tax [Member] | Profit loss before tax from continuing operations [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 7,247	€ 5,248	€ 7,046
Effective tax percentage on reconciliation
Reconciliation profit or loss before tax [Member] | Profit loss before tax from discontinued operations [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 1,152	€ (1,672)	€ (648)
Effective tax percentage on reconciliation
Reconciliation income tax [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 2,781	€ 1,516	€ 2,053
Effective tax percentage on reconciliation
Reconciliation income tax [Member] | Continuing operations [member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 1,909	€ 1,459	€ 1,943
Effective tax percentage on reconciliation
Reconciliation income tax [Member] | Discontinued operations [member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		€ 872	€ 57	€ 110
Effective tax percentage on reconciliation

[1]	(*) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.
[2]	(**) In 2020 and 2019, related mainly to the impact of the goodwill impairment of the United States' CGU that amounted to €2,084 and €1,318 million respectively. These impacts did not have associated any Corporate Income Tax (CIT) expense credit (once the 30% tax rate is applied, the effect amounted to €625 and €395 million, respectively).